OTHER TAXES PAYABLES (Details) - ARS ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Current
Other national taxes	$ 33,194	$ 25,438
Provincial taxes	4,162	2,925
Municipal taxes	1,792	2,563
Total current	39,148	30,926
Non-current
Provincial taxes	11	138
Total non-current	11	138
Total other taxes payables	$ 39,159	$ 31,064